Trade and other receivables (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade and other receivables	$ 3,308	$ 7,573
Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade and other receivables	3,833	8,109
Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade and other receivables	$ (525)	$ (536)